Warrants - Level 3 fair value measurements (Details) - $ / shares		3 Months Ended	12 Months Ended
	Sep. 09, 2021	Mar. 31, 2022	Dec. 31, 2021
Volatility			89.40%
Term			3 years 7 months
Risk-free rate			0.50%
Dividend yield			0.00%
Fair Value Level 3 [Member]
Exercise price		$ 11.50	$ 11.50
Share price		$ 2.59	$ 2.08
Volatility		82.50%	64.60%
Term		4 years 4 months 24 days	4 years 8 months 12 days
Risk-free rate		2.40%	1.20%
Dividend yield		0.00%	0.00%
Private Warrants | Fair Value Level 3 [Member]
Exercise price	$ 11.50		$ 11.50
Share price	$ 10.62		$ 2.08
Volatility	15.80%		64.60%
Term	5 years		4 years 8 months 12 days
Risk-free rate	0.80%		1.20%
Dividend yield	0.00%		0.00%